Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

(9) Derivative Financial Instruments

Advantest uses derivative instruments primarily to manage exposures to foreign currency. The primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency. The program is not designated for trading or speculative purposes. Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations. Advantest generally does not require or place collateral for these derivative financial instruments.

In accordance with U.S. GAAP, Advantest recognizes derivative instruments as either assets or liabilities on the balance sheet at fair value. Changes in fair value of the derivatives are recorded as cost of sales, operating expenses, other income (expense), or as accumulated other comprehensive income (loss).

Cash Flow Hedges

Advantest uses forward contracts designated as cash flow hedges to hedge a portion of future forecasted purchases in Singapore dollar and Euro. Changes in the fair value of derivatives that do not qualify for hedge accounting treatment, as well as the ineffective portion of hedges, if any, are recognized in the consolidated statement of operations. The effective portion of the foreign exchange gain (loss) is reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity and is reclassified into the consolidated statement of operations when the hedged transaction affects earnings. Changes in fair value of foreign exchange contracts due to changes in time value are excluded from the assessment of effectiveness and are recognized in earnings. If the transaction being hedged fails to occur, or if a portion of any derivative is deemed to be ineffective, Advantest will recognize the gain (loss) on the associated financial instrument in other income (expense) in the consolidated statement of operations. Advantest did not have any ineffective hedges during the periods presented. There were no outstanding forward contracts in place that hedged future purchases at March 31, 2011 and 2012.

Derivatives not designated as hedging instruments

Other derivatives not designated as hedging instruments consist primarily of forward contracts to reduce Advantest’s risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro at March 31, 2011 and 2012. The notional amounts of outstanding forward contracts for foreign currency purchases were approximately ¥142 million and ¥653 million, and the outstanding forward contracts for foreign currency sales were ¥466 million and ¥280 million at March 31, 2011 and 2012, respectively.

Fair Value of Derivative Contracts

There were no derivatives designated as hedging instruments at March 31, 2011 and 2012. Fair values of derivatives not designated as hedging instruments at March 31, 2011 and 2012 were as follows:

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2011		March 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥24	Other current assets	21

Liabilities
Foreign exchange contracts	Other current liabilities	¥6	Other current liabilities	0

Effect of derivative instruments on the consolidated statements of operations

Derivatives designated as hedging instruments

There was no gain (loss) recognized in other comprehensive income (loss) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the years ended March 31, 2010 and 2011. Amounts of gain (loss) recognized in other comprehensive income (loss) (for the effective portions) and reclassified from accumulated other comprehensive income into cost of sales and operating expenses for the year ended March 31, 2012 were as follows:

	Yen (Millions)
	2012
	Amount of gain (loss) recognized in OCI on derivatives (effective portion)	Location	Gain (loss) reclassified from accumulated OCI into earnings (effective portion)
Foreign exchange contracts	¥(55)	Cost of Sales	¥30
		Operating Expenses	25

Derivatives not designated as hedging instruments

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011	2012
Foreign exchange contracts	Other income (expense)	¥361	223	630